capital structure financial policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Components of debt and coverage ratios
Net debt	$ 28,569	$ 26,494
EBITDA - excluding restructuring and other costs	7,333	7,149
Net interest cost (Note 9)	$ 1,357	$ 1,272
Debt ratio
Net debt to EBITDA - excluding restructuring and other costs	3.9	3.71
Coverage ratios
Earnings coverage ratio	2	1.9
EBITDA - excluding restructuring and other costs interest coverage ratio	5.4	5.6
Net debt and managed capitalization
Long-term debt	$ 28,854	$ 27,349
Debt issuance costs netted against long-term debt	120	118
Derivative (assets) liabilities used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt, net	(68)	13
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt - excluding tax effects	(390)	(226)
Cash and temporary investments, net	(869)	(864)	$ (974)
Short-term borrowings	922	104
Net debt	28,569	26,494
Common equity	15,620	16,112
Non-controlling interests	1,178	1,190
Less : accumulated other comprehensive income amounts included above in common equity and non-controlling interests	34	46	$ 133
Total managed capitalization	45,401	43,842
Calculation of EBITDA - excluding restructuring and other costs
EBITDA	6,840	6,431
Restructuring and other costs	493	718
EBITDA - excluding restructuring and other costs	$ 7,333	$ 7,149
Changes in debt and coverage ratios
Net debt to operating cash flow ratio maximum	4.25	4.25
Net debt to EBITDA - excluding restructuring and other costs	3.9	3.71
Earnings coverage ratio	2	1.9
Increase (decrease) in earnings coverage ratio due to an increase (decrease) in income before borrowing costs and income taxes	0.3
Increase (decrease) in earnings coverage ratio due to an (increase) decrease in borrowing costs	(0.2)
EBITDA - excluding restructuring and other costs interest coverage ratio	5.4	5.6
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an increase (decrease) in EBITDA	0.1
Increase (decrease) in net interest costs	$ 85
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an (increase) decrease in net interest costs	(0.3)
Dividend payout ratio
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities - less capital expenditures	105.00%	126.00%
TELUS Corporation Common Share dividend payout ratio - net of dividend reinvestment plan effects	81.00%	77.00%
TELUS Corporation Common Share dividends declared	$ 2,314	$ 2,111
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares	(709)	(755)
TELUS Corporation Common Share dividends declared - net of dividend reinvestment plan effects	$ 1,605	$ 1,356
Minimum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs	2.2	2.2
Dividend payout ratio
Target dividend payout ratio, (as a per cent)	60.00%	60.00%
Target ratio from free cash flow	60.00%	60.00%
Maximum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs	2.7	2.7
Dividend payout ratio
Target dividend payout ratio, (as a per cent)	75.00%	75.00%
Target ratio from free cash flow	75.00%	75.00%